PARTY-IN-INTEREST TRANSACTIONS	12 Months Ended
Dec. 31, 2025
401(k) Profit Sharing Plan
PARTY-IN-INTEREST TRANSACTIONS
PARTY-IN-INTEREST TRANSACTIONS

NOTE D – PARTY-IN-INTEREST TRANSACTIONS

Common stock of the Company, the Plan sponsor, is available as one of the investment options for participants to choose from. The Plan purchased $67,888 (3,353 shares) and sold $110,298 (5,584 shares) of the Company’s common stock during the year ended December 31, 2025. Shares held by the Plan at December 31, 2025 and 2024 had a market value of $1,835,041 and $1,717,906, respectively.

The third-party administrator for the Plan is Principal Life Insurance Company, and the costs for the services related to Plan administration (which qualify as party-in-interest transactions) paid for by the Plan amounted to $66,295 for the year ended December 31, 2025 and are presented on the Statement of Changes in Net Assets Available for Benefits as other deductions.

Members of management of the Plan sponsor are participants in the Plan; however, there are no transactions with these individuals other than their participation in the Plan. The Asset Management and Trust Division of The Peoples Bank, Biloxi, Mississippi, a wholly owned subsidiary of the Plan Sponsor, serves as trustee of the Plan.  The participants in the Plan direct the investment of their accounts.

Certain Plan investments are held in pooled separate accounts as party-in-interest transactions. Since Principal Life Insurance Company is the Plan custodian, these transactions qualify as party-in-interest transactions.

Participants may take a loan against their Employee Salary Reduction and Voluntary Contribution Account and/or their Employee Rollover Contribution Account. These loans qualify as party-in-interest transactions.